Summary of Significant Accounting Policies - Revenues and Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Franchise fees	$ 24.2	$ 25.4	$ 24.4
Current portion of deferred revenue	$ 38.4	$ 35.5